The Company and Summary of Significant Accounting Policies (Details) - Schedule of Computation of Diluted Net Loss Per Share - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,468	$ 8,468	$ 8,447
Accumulated Amortization	(4,259)	(2,190)	(92)
Net Carrying Amount	4,209	6,278	8,355
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,726	5,726	5,726
Accumulated Amortization	(2,908)	(1,491)	(60)
Net Carrying Amount		4,235	5,666
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,556	2,556	2,556
Accumulated Amortization	(1,298)	(666)	(27)
Net Carrying Amount		1,890	2,529
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	186	186	165
Accumulated Amortization	$ (53)	(33)	(5)
Net Carrying Amount		$ 153	$ 160